INTEREST BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of Outstanding Debt and Movements in Borrowings
Outstanding debt as of December 31, 2025 and December 31, 2024 was as follows:

(in thousands of $)	Tenor (years)	Maturity	Amortization Profile (years*)	December 31, 2025	December 31, 2024
U.S. dollar denominated floating rate debt
$252.4 million term loan facility	5	2027	18	34,791	39,285
$34.8 million term loan facility	5	2027	20	—	14,259
$219.6 million term loan facility	5	2029	18	181,149	203,122
$606.7 million term loan facility	9	2033	19.7	545,951	594,586
$100.8 million term loan facility	5	2025	17	—	70,050
$119.7 million revolving reducing credit facility	5	2030	18	31,337	—
$129.4 million revolving reducing credit facility	5	2028	18	—	114,498
$104.0 million term loan facility	6	2028	18	76,984	84,703
$60.6 million term loan facility	4	2027	18	51,276	55,939
$63.5 million term loan facility	6	2029	18	54,386	58,918
$512.1 million lease financing	10	2034	20.6	478,033	512,057
$42.9 million term loan facility	5	2025	18	—	32,175
$47.0 million revolving reducing credit facility	5	2030	20	—	—
$72.3 million revolving reducing credit facility	5	2030	18	—	46,875
$94.5 million term loan facility	5	2029	20	84,814	90,349
$133.7 million term loan facility	12	2033	17	51,116	55,048
$58.5 million revolving reducing credit facility	5	2026	20	—	48,750
$58.5 million term loan facility	5	2026	20	45,500	48,750
$130.0 million term loan facility	5	2027	20	108,063	114,563
$65.0 million term loan facility	5	2027	20	55,250	58,500
$65.0 million revolving reducing credit facility	5	2027	20	—	57,688
$65.0 million revolving reducing credit facility	5	2028	18	—	58,681
$65.0 million term loan facility	5	2028	20	56,063	59,312
$1,286.5 million term loan facility	5	2030	20	1,237,147	1,335,925
Total U.S. dollar denominated floating rate debt				3,091,860	3,754,033

Debt issuance costs				(51,851)	(48,188)
Accrued finance expense				27,736	38,543
Total debt				3,067,745	3,744,388

Short-term debt and current portion of long-term debt				320,520	460,318
Long-term portion of debt				2,747,225	3,284,070

*commencing on the delivery date from the yard.

Proceeds and repayments of debt in the year ended December 31, 2025 are summarized as follows:

(in thousands of $)	December 31, 2024	Proceeds	Repayments	Other	December 31, 2025
Total U.S. dollar denominated floating rate debt	3,744,388	1,433,715	(2,095,888)	(14,470)	3,067,745
Total debt	3,744,388	1,433,715	(2,095,888)	(14,470)	3,067,745
Proceeds and repayments of debt in the year ended December 31, 2024 are summarized as follows:

(in thousands of $)	December 31, 2023	Proceeds	Repayments	Other	December 31, 2024
Total U.S. dollar denominated floating rate debt	3,279,626	2,167,296	(1,705,055)	2,521	3,744,388
Total U.S. dollar denominated fixed rate debt	176,837	—	(175,000)	(1,837)	—
Total debt	3,456,463	2,167,296	(1,880,055)	684	3,744,388

Proceeds and repayments of debt in the year ended December 31, 2023 are summarized as follows:

(in thousands of $)	December 31, 2022	Proceeds	Repayments	Other	December 31, 2023
Total U.S. dollar denominated floating rate debt	2,178,430	1,509,749	(402,187)	(6,366)	3,279,626
Total U.S. dollar denominated fixed rate debt	211,884	99,700	(134,400)	(347)	176,837
Total debt	2,390,314	1,609,449	(536,587)	(6,713)	3,456,463

Schedule of Assets Pledged	Assets pledged

(in thousands of $)	December 31, 2025	December 31, 2024
Vessels	4,911,897	5,246,518